Deferred Tax Liability	12 Months Ended
Apr. 30, 2022
Text Block [Abstract]
Deferred Tax Liability
22.	DEFERRED TAX LIABILITY
The following is the deferred tax liability recognized and movements thereon:

Intangible assets
HK$
At April 30, 2020	—
Acquisition of a subsidiary (note 14)	7,694
Credit to profit or loss (note 11)	(824)

At April 30, 2021	6,870
Credit to profit or loss (note 11)	(1,099)

At April 30, 2022	5,771